BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Capital Appreciation V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated November 19, 2025 to the Summary Prospectuses and the
Prospectuses of the Funds, each dated May 1, 2025, as amended or supplemented to date
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The third paragraph of the section of the Summary Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Principal Investment Strategies of the Fund” and the third paragraph of the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).
The section of the Summary Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Sally Du, CFA	2025	Director of BlackRock, Inc.
Reid Menge	2025	Managing Director of BlackRock, Inc.
The first and second paragraphs of the section of the Summary Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” and the first and second paragraphs of the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”).

The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs.
The section of the Summary Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Sally Du, CFA	2025	Director of BlackRock, Inc.
Reid Menge	2025	Managing Director of BlackRock, Inc.
The section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
Fund management seeks to identify long-term, structural investment themes that are reshaping the global economy. Within these themes, management looks to invest in fundamentally sound companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions. The disciplined investment process uses bottom‑up stock selection as the primary driver of returns, while incorporating quantitative tools to enhance decision-making. The Fund emphasizes large companies that exhibit above-average growth and accelerating earnings.
When constructing the portfolio, the Fund uses a quantitative, optimization-assisted process that considers the risk and factor profile of individual securities. This supports the portfolio managers in the construction of a portfolio that expresses the highest conviction stock-specific views while mitigating style and macro exposure.
While the Fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.
The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, less attractive valuation, a significant price change or more compelling investment opportunities elsewhere.
The third paragraph of the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more). Investment in companies with lower market capitalizations, especially those under $1 billion, may involve special risks including limited product lines, market or financial resources or a limited management group. In addition, many smaller company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or more sensitive to market fluctuations, than stocks of larger companies.

The section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of Capital Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF CAPITAL APPRECIATION V.I. FUND
The Fund is managed by a team of financial professionals. Sally Du, CFA, and Reid Menge are the portfolio managers and are jointly and primarily responsible for the day‑to‑day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.
The section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
Fund management seeks to identify long-term, structural investment themes that are reshaping the global economy. Within these themes, management looks to invest in fundamentally sound companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions. The disciplined investment process uses bottom‑up stock selection as the primary driver of returns, while incorporating quantitative tools to enhance decision-making. The Fund emphasizes large companies that exhibit above-average growth and accelerating earnings.
When constructing the portfolio, the Fund uses a quantitative, optimization-assisted process that considers the risk and factor profile of individual securities. This supports the portfolio managers in the construction of a portfolio that expresses the highest conviction stock-specific views while mitigating style and macro exposure.
The first and second paragraphs of the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”).
The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs.

The section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of Large Cap Focus Growth V.I. Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF LARGE CAP FOCUS GROWTH V.I. FUND
The Fund is managed by a team of financial professionals. Sally Du, CFA, and Reid Menge are the portfolio managers and are jointly and primarily responsible for the day‑to‑day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.
The section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Management of the Funds — Portfolio Manager Information — BlackRock Capital Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:
BlackRock Capital Appreciation V.I. Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Sally Du, CFA	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2019.
Reid Menge	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2023; Director of BlackRock, Inc. from 2020 to 2022.
The section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Management of the Funds — Portfolio Manager Information — BlackRock Large Cap Focus Growth V.I. Fund” is deleted in its entirety and replaced with the following:
BlackRock Large Cap Focus Growth V.I. Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Sally Du, CFA	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2019.
Reid Menge	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2023; Director of BlackRock, Inc. from 2020 to 2022.
Shareholders should retain this Supplement for future reference.

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